Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Investments in subsidiaries [abstract]
Subsidiaries acquired through establishment or investment
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital	Business nature and scope of operations	Percentage of equity interest held
					Interest	Voting

Huaneng International Power Fuel Limited Liability Company	PRC	held directly	RMB 200,000,000	Wholesale of coal	100%	100%

Huaneng Shanghai Shidongkou Power Generation Limited Liability Company (“Shidongkou Power”)(i)	PRC	held directly	RMB 1,179,000,000	Power generation	50%	100%

Huaneng Nantong Power Generation Limited Liability Company	PRC	held directly	RMB 798,000,000	Power generation	70%	70%

Huaneng Yingkou Co-generation Limited Liability Company	PRC	held directly	RMB 844,030,000	Production and sales of electricity and heat sale of coal ash and lime	100%	100%

Huaneng Hunan Xiangqi Hydropower Co.Ltd.	PRC	held directly	RMB 328,000,000	Construction, operation and management of hydropower plants and related projects	100%	100%

Huaneng Zuoquan Coal-fired Power Generation Limited Liability Company	PRC	held directly	RMB 960,000,000	Construction, operation and management of electricity projects; development and utilization of clean energy resources	80%	80%

Huaneng Kangbao Wind Power Utilization Limited Liability Company	PRC	held directly	RMB 407,200,000	Construction, operation and management of wind power plants and related projects; solar power generation	100%	100%

Huaneng Jiuquan Wind Power Generation Co., Ltd. (“Jiuquan Wind Power”)	PRC	held directly	RMB 2,610,000,000	Construction, operation and management of wind power generation and related projects	100%	100%

Huaneng Rudong Wind Power Generation Co., Ltd.	PRC	held directly	RMB 90,380,000	Operation, management of wind power generation projects	90%	90%

Huaneng Guangdong Haimen Port Limited Liability Company	PRC	held directly	RMB 331,400,000	Loading, warehousing and conveying services, providing facility services and water transportation services	100%	100%

Huaneng Taicang Port Limited Liability Company	PRC	held directly	RMB 600,000,000	Port provision, cargo loading and storage	85%	85%

Huaneng Taicang Power Generation Co., Ltd.	PRC	held directly	RMB 867,996,200	Power generation	75%	75%

Huaneng Huaiyin II Power Generation Limited Company	PRC	held directly	RMB 930,870,000	Power generation	63.64%	63.64%

Huaneng Xindian Power Generation Co., Ltd.	PRC	held directly	RMB 465,600,000	Power generation	95%	95%

Huaneng Shanghai Combined Cycle Power Limited Liability Company	PRC	held directly	RMB 699,700,000	Power generation	70%	70%

					Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital	Business nature and scope of operations	Interest	Voting

Huaneng Yumen Wind Power Generation Co., Ltd.	PRC	held directly	RMB 719,170,000	Construction, operation and management of wind power generation and related projects	100%	100%

Huaneng Qingdao Co-generation Limited Company	PRC	held directly	RMB 214,879,000	Construction, operation and management of co-generation power plants and related projects	100%	100%

Huaneng Tongxiang Combined Cycle Co-generation Co., Ltd.	PRC	held directly	RMB 300,000,000	Production and sales of electricity and heat; investment in combined cycle co-generation industries	95%	95%

Huaneng Shantou Haimen Power Generation Limited Liability Company	PRC	held directly	RMB 1,508,000,000	Construction, operation and management of power plants and related projects	80%	80%

Huaneng Chongqing Liangjiang Power Generation Limited Liability Company (“Liangjiang Power”)	PRC	held directly	RMB 726,600,000	Construction, operation and management of natural gas power plants and related projects	90%	90%

Chongqing Huaqing Energy Co., Ltd. (“Huaqing Energy”) (ii)	PRC	held indirectly	RMB 44,420,000	Providing thermal energy and cold energy services; supplying electricity	54%	60%

Huaneng Yunnan Fuyuan Wind Power Generation Co., Ltd.	PRC	held directly	RMB 157,290,000	Wind power project investment, management and sales	100%	100%

Huaneng Guizhou Panzhou State City Wind Power Co., Ltd.	PRC	held directly	RMB 188,180,000	Construction and management of wind power plants and related projects	100%	100%

Huaneng Jiangxi Clean Energy Limited Liability Company	PRC	held directly	RMB 5,000,000	Power generation and supply, development, management and construction of clean	100%	100%

Huaneng Nanjing Combined Cycle Co-generation Co., Ltd. (“Nanjing Combined Cycle Co-generation”) (iii)	PRC	held directly	RMB 938,350,000	Construction, operation and management of power plants and energy projects	57.39%	93.90%

Huaneng Hunan Subaoding Wind Power Generation Co., Ltd.	PRC	held directly	RMB 266,000,000	Construction, operation and management of and related projects	100%	100%

Huaneng Suixian Jieshan Wind Power Generation Co., Ltd.	PRC	held directly	RMB 182,500,000	Construction, operation and management of wind power plants and related projects	100%	100%

Huaneng Taiyuan Dongshan Combined Cycle Co-generation Co., Ltd.	PRC	held directly	RMB 600,000,000	Construction and operation of thermal heating network, development and utilization of clean energy resources	100%	100%

Huaneng Xuzhou Tongshan Wind Power Generation Co., Ltd. (“Tongshan Wind Power”)	PRC	held directly	RMB 287,951,400	Wind power generation, electricity engineering design services, maintenance of power supply and control facilities, solar energy power generation	70%	70%

					Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital	Business nature and scope of operations	Interest	Voting

Huaneng Nanjing Co-generation Co., Ltd.	PRC	held directly	RMB 300,000,000	Construction and operation of power plants, thermal heating services	70%	70%

Huaneng Hunan Guidong Wind Power Generation Co., Ltd.	PRC	held directly	RMB 140,000,000	Investment, construction, operation and management of electricity projects; development and utilization of clean energy resources	100%	100%

Huaneng Nanjing Luhe Wind Power Generation Co., Ltd.	PRC	held directly	RMB 63,800,000	Investment, construction, operation, management of electricity projects of electricity projects	100%	100%

Huaneng Luoyuan Power Generation Limited Liability Company	PRC	held directly	RMB 1,000,000,000	Construction, operation and management of power plants and related projects	100%	100%

Huaneng Lingang (Tianjin) Gas Co-generation Co., Ltd.	PRC	held directly	RMB 332,000,000	Power generation and supply	100%	100%

Huaneng Lingang (Tianjin) Heat Co-generation Co., Ltd.	PRC	held indirectly	RMB 5,000,000	Providing thermal energy and cold energy services, supplying steam and hot water (except portable water), plumbing pipe installation and repair, energy engineering construction	66%	66%

Huaneng Anhui Huaining Wind Power Generation Co., Ltd.	PRC	held directly	RMB 122,000,000	Investment, construction and operation of electricity projects, development and utilization of clean energy resources	100%	100%

Huaneng Mianchi Co-generation Limited Liability Company	PRC	held directly	RMB 570,000,000	Construction, operation and management of coal-fired plants and related projects	60%	60%

Huaneng Yingkou Xianrendao Co-generation Co., Ltd.	PRC	held directly	RMB 352,020,000	Power generation and supply, development and utilization of clean energy resources	100%	100%

Huaneng Nanjing Xingang Comprehensive Energy Co., Ltd.	PRC	held directly	RMB 10,000,000	Thermal generation and supply, power distribution and sales	65%	65%

Huaneng Changxing Photovoltaic Power Generation Limited Liability Company (“Changxing Photovoltaic Power”)	PRC	held directly	RMB 26,000,000	Construction and operation of distributed photovoltaic power generation plants and related projects	100%	100%

Huaneng Rudong Baxianjiao Offshore Wind Power Generation Co., Ltd.	PRC	held directly	RMB 1,629,338,700	Infrastructure construction of wind power plants	70%	70%

Huaneng Guilin Gas Distributed Energy Co., Ltd.	PRC	held directly	RMB 267,450,000	Construction, operation and management of power plants thermal management	80%	80%

Huaneng (Dalian) Co-generation Co., Ltd.	PRC	held directly	RMB 575,291,769	Construction, operation and management of co-generation power plants and related projects	100%	100%

						Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital		Business nature and scope of operations	Interest	Voting

Huaneng Zhongxiang Wind Power Generation Co., Ltd.	PRC	held directly	RMB 240,000,000		Construction, operation and management of wind power plants and related projects	100%	100%

Huaneng Guanyun Co-generation Co., Ltd.	PRC	held directly	RMB 15,000,000		Construction, operation and management of co-generation power plants, heating network and expansion engineering	100%	100%

Huaneng International Power Hong Kong Limited Company	Hong Kong	held directly	100,000 Shares		Development, construction management and operation of power supply, coal projects; related investment and financing businesses	100%	100%

Tuas Power Generation Pte. Ltd. (“TPG”)	Singapore	held indirectly	S$	1,183,000,001	Power generation and related by-products, derivatives, developing power supply resources, operating electricity and power sales	100%	100%

TP Utilities Pte. Ltd. (“TPU”)	Singapore	held indirectly	S$	255,500,001	Provision of energy, power supply, thermal supply, management of industrial water and waste	100%	100%

TP-STM Water Resources Pte. Ltd.	Singapore	held indirectly	S$	4,500,000	Providing desalinated water	60%	60%

TP-STM Water Services Pte. Ltd.*	Singapore	held indirectly	S$	21,000	Providing desalinated water	60%	60%

Huaneng Shanxi Taihang Power Generation Limited Liability Company	PRC	held directly	RMB 1,086,440,000		Pre-services related to coal-fired generation	60%	60%

Huaneng Mianchi Clean Energy Limited Liability Company	PRC	held directly	RMB 10,000,000		Wind Power generation, new energy development and utilization	100%	100%

Huaneng Zhuolu Clean Energy Limited Liability Company	PRC	held directly	RMB 78,878,100		Construction, operation and management of power plants	100%	100%

Huaneng Tongwei Wind Power Generation Limited Liability Company	PRC	held directly	RMB 248,000,000		Construction, operation and management of wind power plants and related projects	100%	100%

Huaneng Yizheng Wind Power Generation Limited Liability Company	PRC	held directly	RMB 200,000,000		Wind power plants design, construction, management and maintenance	100%	100%

Huaneng Yancheng Dafeng New Energy Power Generation Limited Liability Company	PRC	held directly	RMB 5,000,000		Construction, operation and management of wind power, photovoltaic power plant	100%	100%

Huaneng Shanyin Power Generation Limited Liability Company	PRC	held directly	RMB 1,573,000,000		Construction, operation and management of power plants and related projects	51%	51%

Huaneng Wafangdian Wind Power Generation Co., Ltd.	PRC	held directly	RMB 50,000,000		Construction, operation and management of wind power generation and related projects	100%	100%

					Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital	Business nature and scope of operations	Interest	Voting

Huaneng Jiangsu Energy Sales Limited Liability Company	PRC	held directly	RMB 200,000,000	Purchase and sales of electricity and thermal energy, water supply services, construction and operation of electricity distribution network and heating pipe network	100%	100%

Huaneng Liaoning Energy Sales Limited Liability Company	PRC	held directly	RMB 200,000,000	Sales of electricity, thermal energy and circulating hot water	100%	100%

Huaneng Guangdong Energy Sales Limited Liability Company	PRC	held directly	RMB 200,000,000	Power and thermal energy supply, energy conservation technology service, transmission and substation projects contracting	100%	100%

Huaneng Suizhou Power Generation Limited Liability Company	PRC	held directly	RMB 96,020,000	Construction, operation and management of power plants, production and sales of electricity and heating	100%	100%

Huaneng Changle Photovoltaic Power Generation Limited Liability Company	PRC	held directly	RMB 10,000,000	Construction, operation and management of photovoltaic power plants and related projects	100%	100%

Huaneng Longyan Wind Power Generation Limited Liability Company	PRC	held directly	RMB 10,000,000	Construction, operation and management of wind power plants and related projects	100%	100%

Huaneng Dandong Photovoltaic Power Generation Limited Liability Company	PRC	held directly	RMB 17,720,000	Investment, construction operation and management of electricity projects, development and utilization of clean energy resources	100%	100%

Huaneng Dongguan Combined Cycle Co-generation Limited Liability Company	PRC	held directly	RMB 50,000,000	Investment of electricity projects, thermal power generation and supply, investment in heating pipe network, development and utilization of clean energy resources	100%	100%

Huaneng Chongqing Fengjie Wind Power Generation Limited Liability Company	PRC	held directly	RMB 183,900,000	Electricity production and supply; development and utilization of clean energy resources	100%	100%

Huaneng Jingxing Photovoltaic Power Generation Limited Liability Company	PRC	held directly	RMB 100,000	Investment, construction and management of photovoltaic power plants	100%	100%

Huaneng Shanxi Energy Sales Limited Liability Company	PRC	held directly	RMB 210,000,000	Electricity supply and sales, investment, construction, operation and repair of regional transmission and distribution network	100%	100%

Huaneng Chongqing Energy Sales Limited Liability Company	PRC	held directly	RMB 210,000,000	Operation of natural gas, electric energy and thermal energy products sales	100%	100%

Huaneng Chongqing Luohuang Energy Sales Limited Liability Company	PRC	held indirectly	RMB 210,000,000	Sales and supply of electricity, sales of thermal products	90%	90%

					Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital	Business nature and scope of operations	Interest	Voting

Huaneng Chongqing Tongliang Energy Sales Limited Liability Company	PRC	held indirectly	RMB 210,000,000	Operation of natural gas, sales of electricity supply, sales of thermal products	51%	51%

Huaneng Hunan Energy Sales Limited Liability Company	PRC	held directly	RMB 210,000,000	Electricity and thermal energy products sales	100%	100%

Huaneng Jiangxi Energy Sales Limited Liability Company	PRC	held directly	RMB 210,000,000	Construction, operation and management of heating and power supply facilities	100%	100%

Huaneng Hebei Energy Sales Limited Liability Company	PRC	held directly	RMB 210,000,000	Construction, installation, maintenance and repair of heating and power supply facilities	100%	100%

Huaneng Henan Energy Sales Limited Liability Company	PRC	held directly	RMB 210,000,000	Sales of electricity, heating, gas and other energy products	100%	100%

Huaneng Handan Heating Limited Liability Company	PRC	held directly	RMB 100,000,000	Construction, operation and maintenance of heating sources and pipe network	100%	100%

Huaneng (Huzhou Development Zone) Photovoltaic Power Generation Limited Liability Company	PRC	held directly	RMB 10,000,000	Photovoltaic power generation; power supply, purchase and sales	100%	100%

Huaneng Fujian Energy Sales Limited Liability Company	PRC	held directly	RMB 210,000,000	Sales of electricity, heating, gas and other energy products	100%	100%

Huaneng Hubei Energy Sales Limited Liability Company	PRC	held directly	RMB 210,000,000	Sales of electricity, heating, gas and other energy products	100%	100%

Huaneng (Sanming) Clean Energy Limited Liability Company	PRC	held directly	RMB 500,000	Construction, operation and management of wind power, photovoltaic power station and related projects	100%	100%

Huaneng Yueyang Xingang Photovoltaic Power Generation Limited Liability Company	PRC	held directly	RMB 16,000,000	Construction, operation and management of electricity projects, development and utilization of clean energy	60%	60%

Huaneng Shanghai Energy Sales Limited Liability Company	PRC	held directly	RMB 210,000,000	Power supply (except construction and operation of electricity network), technology services in energy conservation and environmental protection	100%	100%

Huaneng Anhui Energy Sales Limited Liability Company	PRC	held directly	RMB 210,000,000	Sales of electricity, heating gas and other energy products	100%	100%

Huaneng (Shanghai) Power Maintenance Limited Liability Company	PRC	held directly	RMB 200,000,000	Contracting installation and repair of electricity facilities	100%	100%

					Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital	Business nature and scope of operations	Interest	Voting

Huaneng Guanyun Clean Energy Power Limited Liability Company	PRC	held directly	RMB 26,000,000	Sales of electricity	100%	100%

Huaneng Jianchang Photovoltaic Power Generation Limited Liability Company	PRC	held directly	RMB 10,000,000	Production and supply of electricity, development and utilization of clean energy resources	100%	100%

Huaneng Chaoyang Photovoltaic Power Generation Limited Liability Company	PRC	held directly	RMB 10,000,000	Production and supply of electricity, development and utilization of clean energy resources	100%	100%

Huaneng (Luoyuan) Port Limited Company	PRC	held directly	RMB 169,710,000	Port management, investment and development	100%	100%

Huaneng Shijiazhuang Energy Limited Liability Company	PRC	held directly	RMB 60,000,000	Production and supply of heating, purchase and sales of electricity	66.60%	66.60%

Huaneng Jiangyin Combined Cycle Co-generation Limited Liability Company	PRC	held directly	RMB 600,000,000	Production and supply of electricity, production and supply of heating	51%	51%

Huaneng Anyang Energy Limited Liability Company	PRC	held directly	RMB 10,000,000	Production and supply of electricity, production and supply of heating	100%	100%

Huaneng Shanxi Comprehensive Energy Limited Liability Company (“Shanxi Comprehensive Energy”)	PRC	held directly	RMB 120,000,000	Production and supply of electricity, production and supply of heating	100%	100%

Huaneng Zhanhua Photovoltaic Power Generation Limited Company (“Zhanhua Photovoltaic Company”) (iv)	PRC	held indirectly	RMB 145,790,000	Photovoltaic power generation	46.40%	58%

Huaneng Weishan New Energy Limited Company (“Weishan New Energy”) (iv)	PRC	held indirectly	RMB 167,000,000	Investment, production and sales of new energy power generation projects	40%	100%

Huaneng Ruyi (Helan) New Energy Limited Company (“Helan New Energy”) (iv)	PRC	held indirectly	RMB 19,000,000	Photovoltaic power generation	40%	100%

Huaneng Dezhou New Energy Limited Company (iv)	PRC	held indirectly	RMB 3,100,000	Photovoltaic power generation, wind power generation, biomass power generation	80%	100%

Zhaodong Huaneng Dechang Solar Power Generation Limited Company	PRC	held indirectly	RMB 30,810,000	Solar energy generation and technology promotion, repair electricity facilities	100%	100%

Daqing Huaneng Shuangyu Solar Power Generation Limited Company	PRC	held indirectly	RMB 80,796,000	Solar energy generation	100%	100%

Huaneng Mingguang Wind Power Generation Limited Liability Company	PRC	held directly	RMB 10,000,000	Production and supply of electricity; investment, construction, operation and management of electricity projects	100%	100%

					Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital	Business nature and scope of operations	Interest	Voting

Huaneng Guangxi Energy Sales Limited Liability Company	PRC	held directly	RMB 210,000,000	Power supply, contracting installation and repair of electricity facilities	100%	100%

Huaneng Ruzhou Clean Energy Limited Liability Company (“Ruzhou Clean Energy”) (v)	PRC	held directly	RMB 80,000,000	Production and supply of electricity projects, investment, construction and operation of electricity projects	95%	100%

Huaneng Hunan Lianping Wind Power Generation Limited Liability Company	PRC	held directly	RMB 173,920,000	Production and supply of electricity	80%	80%

Huaneng Abagaqi Clean Energy Limited Liability Company	PRC	held directly	RMB 100,000	Production, supply and sales of electricity and thermal energy	100%	100%

Huaneng Jiashan Photovoltaic Power Generation Limited Liability Company	PRC	held directly	RMB 10,000,000	Production and supply of electricity	100%	100%

Huaneng Zhejiang Energy Sales Limited Liability Company	PRC	held directly	RMB 210,000,000	New energy technology development, technology consulting, transferring of results	100%	100%

Huaneng Guangdong Shantou Power Generation Limited Liability Company	PRC	held directly	RMB 10,000,000	Production and supply of electricity and thermal energy	100%	100%

Huaneng Shantou Photovoltaic Power Generation Limited Liability Company	PRC	held directly	RMB 100,000	Production and supply of electricity	100%	100%

Huaneng Guigang Clean Energy Limited Liability Company	PRC	held directly	RMB 10,000,000	Production and supply of electricity, investment, construction and operation of electricity projects	100%	100%

Huaneng Changxing Jiapu Photovoltaic Power Generation Limited Liability Company	PRC	held directly	RMB 10,000,000	Production and supply of electricity, investment in electricity projects	100%	100%

Huaneng Hainan Energy Sales Limited Liability Company	PRC	held indirectly	RMB 210,000,000	Construction and operation of heat and power supply facilities,operation of heat resources, heat network and power supply facilities	91.80%	91.80%

Huaneng Yangpu Co-generation Limited Company	PRC	held indirectly	RMB 802,222,000	Investment, construction, operation and management of electricity projects and heat pipe network	82.62%	82.62%

Huaneng Zhejiang Pinghu Offshore Wind Power Generation Co., Ltd.*	PRC	held directly	RMB 2,200,000,000	Production and supply of electricity, investment, construction	100%	100%

Huaneng Liaoning Clean Energy Limited Liability Company* (“Liaoning Clean Energy”)	PRC	held directly	RMB 170,000,000	Technology development technical advice services for clean energy	100%	100%

					Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital	Business nature and scope of operations	Interest	Voting

Jiangsu Huaneng Zhongyang New Energy Power Generation Co., Ltd.*	PRC	held directly	RMB 28,000,000	Production and supply of electricity, investment, construction and operation of electricity projects	75%	75%

Huaneng Henan Puyang Clean Energy Limited Liability Company*	PRC	held directly	RMB 10,000,000	Production and supply of electricity, investment, construction and operation of electricity projects	100%	100%

Huaneng Guizhou Energy Sales Co., Ltd.*	PRC	held directly	RMB 210,000,000	Sales of electricity, heat and gas	100%	100%

Huaneng Guangdong Shantou Offshore Wind Power Generation Co., Ltd.*	PRC	held directly	RMB 10,000,000	Investment and development of wind energy and new energy	100%	100%

Jiyuan Huaneng Energy Sales Co., Ltd.*	PRC	held indirectly	RMB 20,000,000	Sales of electricity, heat and gas	51%	51%

Huaneng Zhenlai Photovoltaic Power Generation Co., Ltd.* (“Zhenlai Photovoltaic Power”) (vi)	PRC	held indirectly	RMB 29,958,660	Investment, construction, production, operation and overhaul of photovoltaic power generation projects	50%	100%

Huaneng Yushe Poverty Relief Energy Co., Ltd.*	PRC	held indirectly	RMB 14,760,000	Construction, operation and management of photovoltaic power generation and new energy projects	90%	90%

Huaneng Anhui Mengcheng Wind Power Co., Ltd.*	PRC	held directly	RMB 1,000,000	Production and supply of electricity, investment, construction and operation of electricity projects	100%	100%

Huaneng Anshun Comprehensive Energy Co., Ltd.*	PRC	held directly	RMB 100,000	Production and supply of electricity, investment, construction and operation of electricity projects	100%	100%

Huaneng Shengdong Rudong Offshore Wind Power Co., Ltd.* (“Huaneng Shengdong Rudong”)	PRC	held directly	RMB 1,000,000,000	Production and sales of electric power; investment in wind power generation	79%	79%

Huaneng Zhejiang Cangnan Offshore Wind Power Co., Ltd.*	PRC	held directly	RMB 10,000,000	Production and sales of electric power; investment in wind power generation	100%	100%

Huaneng Zhejiang Ruian Offshore Wind Power Co., Ltd.*	PRC	held directly	RMB 10,000,000	Production and sales of electric power; investment in wind power generation	100%	100%

Shengdong Rudong Offshore Wind Power Co., Ltd.* (“Shengdong Rudong Offshore Wind Power”)	PRC	held indirectly	RMB 5,000,000	Ancillary project construction of wind farm, wind farm maintenance	79%	100%

Subsidiaries acquired from business combinations under common control
					Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital	Business nature and scope of operations	Interest	Voting

Huaneng (Suzhou Industrial Park) Power Generation Co., Ltd.	PRC	held directly	RMB 632,840,000	Power generation	75%	75%

Huaneng Qinbei Power Generation Co., Ltd. (“Qinbei Power”)	PRC	held directly	RMB 1,540,000,000	Power generation	60%	60%

Huaneng Yushe Power Generation Co., Ltd.	PRC	held directly	RMB 615,760,000	Power generation, power distribution, sales of power	60%	60%

Huaneng Hunan Yueyang Power Generation Limited Liability Company	PRC	held directly	RMB 1,935,000,000	Power generation	55%	55%

Huaneng Chongqing Luohuang Power Generation Limited Liability Company (“Luohuang Power”)	PRC	held directly	RMB 1,748,310,000	Power generation	60%	60%

Huaneng Pingliang Power Generation Co., Ltd.	PRC	held directly	RMB 924,050,000	Power generation	65%	65%

Huaneng Nanjing Jinling Power Generation Co., Ltd.	PRC	held directly	RMB 1,513,136,000	Power generation	60%	60%

Huaneng Qidong Wind Power Generation Co., Ltd.	PRC	held directly	RMB 391,738,500	Development of wind power projects, production and sales of electricity	65%	65%

Tianjin Huaneng Yangliuqing Co-generation Limited Liability Company (“Yangliuqing Co-generation”)	PRC	held directly	RMB 1,537,130,909	Power generation, heat supply, facilities installation, maintenance and related services	55%	55%

Huaneng Beijing Co-generation Limited Liability Company (“Beijing Co-generation”) (vii)	PRC	held directly	RMB 3,702,090,000	Construction and operation of power plants and related construction projects	41%	66%

Huaneng Wuhan Power Generation Co., Ltd. (“Wuhan Power”)	PRC	held directly	RMB 1,478,461,500	Investment, construction, operation and management of electricity projects, development and utilization of clean energy resources	75%	75%

Huaneng Anyuan Power Generation Co., Ltd. (“Anyuan Power”)	PRC	held directly	RMB 1,175,117,300	Construction and operation of power plants and related construction projects, production of electricity	100%	100%

Huaneng Hualiangting Hydropower Co., Ltd. (“Hualiangting Hydropower”)	PRC	held directly	RMB 50,000,000	Generation and transfer of power supply, water supply (irrigation)	100%	100%

Huaneng Chaohu Power Generation Co., Ltd. (“Chaohu Power”) (viii)	PRC	held directly	RMB 840,000,000	Construction, operation, management of electricity projects, development and utilization of clean energy resources	60%	70%

Huaneng Jingmen Thermal Power Co., Ltd. (“Jingmen Thermal Power”)	PRC	held directly	RMB 780,000,000	Thermal power, power development and other service	100%	100%

					Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital	Business nature and scope of operations	Interest	Voting

Enshi Qingjiang Dalongtan Hydropwer Development Co., Ltd. (“Dalongtan Hydropower”)	PRC	held directly	RMB 177,080,000	Hydropower development, production and management of electric power, urban water supply	98.01%	98.01%

Huaneng Suzhou Thermal Power Co., Ltd. (“Suzhou Thermal Power”) (ix)	PRC	held directly	RMB 600,000,000	Construction, operation and management of electricity projects, development and utilization of clean energy	53.45%	100%

Huaneng Hainan Power Generation Limited Company (“Hainan Power”)	PRC	held directly	RMB 1,326,419,587	Investment, construction, operation of various power plants, regular energy and new energy development	91.80%	91.80%

Huaneng Ruijin Power Generation Co., Ltd. (“Ruijin Power Generation”)	PRC	held directly	RMB 606,923,299	Construction, operation, management of electricity projects, development and utilization of clean energy	100%	100%

Huaneng Yingcheng Thermal Power Co., Ltd. (“Yingcheng Thermal Power”)	PRC	held directly	RMB 650,000,000	Construction and operation of power plants and production, sales of power and heat	100%	100%

Huaneng Heilongjiang Power Generation Limited Company (“Heilongjiang Power”)	PRC	held directly	RMB 945,350,000	Development, investment, construction, production and management of power (thermal) projects	100%	100%

Huaneng Hegang Power Generation Limited Company (“Hegang Power”)	PRC	held indirectly	RMB 1,092,550,000	The electricity power construction, energy conservation and, development projects, heat production and supply	64%	64%

Huaneng Xinhua Power Generation Limited Liability Company (“Xinhua Power”)	PRC	held indirectly	RMB 284,880,000	Power generation, power equipment repair, coal sales	70%	70%

Huaneng Tongjiang Wind Power Generation Limited Company (“Tongjiang Wind Power”)	PRC	held indirectly	RMB 330,000,000	Wind power generation, wind power plants operation, planning and design	82.85%	82.85%

Huaneng Daqing Thermal Power Limited Company (“Daqing Thermal Power”)	PRC	held indirectly	RMB 630,000,000	Power generation, thermal production and supply	100%	100%

Daqing Lvyuan Wind Power Generation Limited Company (“Lvyuan Wind Power”)	PRC	held indirectly	RMB 497,000,000	Wind power generation	100%	100%

Huaneng Yichun Thermal Power Limited Company (“Yichun Thermal Power”)	PRC	held indirectly	RMB 581,000,000	Power construction, production and sales, thermal production and sales	100%	100%

Huaneng Heilongjiang Energy Sales Limited Company (“Heilongjiang Energy Sales”)	PRC	held indirectly	RMB 210,000,000	Power supply, the production of heat and hot water	100%	100%

					Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital	Business nature and scope of operations	Interest	Voting

Zhaodong Huaneng Thermal Power Limited Company (“Zhaodong Thermal Power”)	PRC	held indirectly	RMB 10,000,000	Heating production and supply	100%	100%

Huaneng Jilin Power Generation Limited Company (“Jilin Power”)	PRC	held directly	RMB 2,879,340,000	Power (thermal) projects, development of new energy projects investment, construction, production, operation and sales	100%	100%

Huaneng Linjiang Jubao Hydropower Limited Company (“Jubao Hydropower”)	PRC	held indirectly	RMB 45,624,000	Hydropower development and operation, construction and operation of photovoltaic power generation	100%	100%

Huaneng Jilin Energy Sales Limited Company (“Jilin Energy Sales”)	PRC	held indirectly	RMB 210,000,000	Thermal (cold) production and supply, power supply	100%	100%

Shandong Power	PRC	held directly	RMB 4,241,460,000	Power (thermal) project development, investment, construction and management	80%	80%

Huaneng Jining New Energy Limited Company (“Jining New Energy”) (iv)	PRC	held indirectly	RMB 38,000,000	Investment, construction and management of photovoltaic and wind power projects	80%	100%

Huaneng Zibo Boshan Photovoltaic Power Limited Company (“Zibo Photovoltaic”) (iv)	PRC	held indirectly	RMB 22,000,000	Solar power generation, sales	80%	100%

Huaneng Rizhao Thermal Power Limited Company (“Rizhao Thermal Power”) (iv)	PRC	held indirectly	RMB 52,000,000	Urban heat construction, maintenance and operation, design and construction of heat engineering	80%	100%

Huaneng Laiwu New Energy Limited Company (“Laiwu New Energy”) (iv)	PRC	held indirectly	RMB 68,000,000	Photovoltaic power and wind power generation	80%	100%

Huaneng Shandong Sishui New Energy Limited Company (“Sishui New Energy”) (iv)	PRC	held indirectly	RMB 36,000,000	Solar energy grid connected generation	80%	100%

Huaneng Shandong Electric And Thermal Power Marketing Limited Company (“Shandong Power Marketing”) (iv)	PRC	held indirectly	RMB 200,000,000	Sales and service of power and heating products, investment in power industry	80%	100%

Huaneng Shandong Information Technology Limited Company (“Shandong Power Information Company”) (iv)	PRC	held indirectly	RMB 80,000,000	Information technology and management consulting services	80%	100%

Huaneng Zhanhua New Energy Limited Company (“Zhanhua New Energy”) (iv)	PRC	held indirectly	RMB 235,298,200	Wind power, photovoltaic power generation	80%	100%

					Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital	Business nature and scope of operations	Interest	Voting

Huaneng Weihai Port Photovoltaic Power Generation Limited Company (“Port Photovoltaic”) (iv)	PRC	held indirectly	RMB 30,760,000	Photovoltaic power generation projects development and construction, electricity sales	80%	100%

Huaneng Jinan Huangtai Power Limited Company (“Huangtai Power”) (iv)	PRC	held indirectly	RMB 1,391,878,400	Electricity power production, heat management	72%	90%

Huaneng Dezhou Thermal Power Limited Company (“Dezhou Thermal Power”) (iv)	PRC	held indirectly	RMB 40,000,000	Urban heat construction, maintenance and operation, design and construction of heat engineering	68%	85%

Huaneng Dongying New Energy Limited Company (“Dongying New Energy”) (iv)	PRC	held indirectly	RMB 92,601,483	Wind power projects development, wind power generation and sales of electricity	56%	70%

Huaneng Shandong Power Generation Maintenance Technology Limited Company (“Shandong Maintenance Company”) (iv)	PRC	held indirectly	RMB 50,000,000	Power engineering design, construction	76.55%	100%

Huaneng Shandong Electric Power Fuel Limited Company (“Shandong Fuel Company”) (iv)	PRC	held indirectly	RMB 100,000,000	Wholesale operation of coal	76.55%	100%

Shandong Rizhao Power Generation Limited Company (“Rizhao Power”) (iv)	PRC	held indirectly	RMB 1,245,587,900	Heat, engaged in power business	88.80%	100%

Huaneng Laiwu Power Generation Limited Company (“Laiwu Power”) (iv)	PRC	held indirectly	RMB 1,800,000,000	Power production	76%	100%

Huaneng Shandong Ruyi Coal Power Limited Company (“Ruyi Coal Power”) (iv)	PRC	held indirectly	RMB 1,294,680,000	Development, investment, construction, operation and management of electricity power and coal	40%	100%

Huaneng Jiaxiang Power Generation Limited Company (“Jiaxiang Power”) (iv)	PRC	held indirectly	RMB 646,680,000	Power generation, electrical equipment maintenance	40%	100%

Huaneng Qufu Co-generation Limited Company (“Qufu Co-generation”) (iv)	PRC	held indirectly	RMB 300,932,990	Sales and production of electric power, thermal power	40%	100%

Huaneng Jining Hi-Tech Zone Co-generation Limited Company (“Jining Co-generation”) (iv)	PRC	held indirectly	RMB 118,699,760	Heat supply and power generation	40%	100%

Huaneng Shandong (Hong Kong) Investment Limited Company (“Hong Kong Investment”) (iv)	Hong Kong	held indirectly	10,000 Shares	Investment	80%	100%

					Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital	Business nature and scope of operations	Interest	Voting

Shandong Silk Road International Power Limited Company (“Shandong Silk Road”) (iv)	PRC	held indirectly	RMB 35,000,000	Contracting overseas projects and domestic international bidding projects, construction and operation of power projects	80%	100%

Shandong Changdao Wind Power Generation Limited Liability Company (“Changdao Wind Power”) (iv)	PRC	held indirectly	RMB 33,500,000	Wind power, on-grid sales	48%	60%

Huaneng Rongcheng New Energy Co., Ltd. (“Rongcheng New Energy”) (iv)	PRC	held indirectly	RMB 36,540,000	Wind power generation	48%	100%

Huaneng Jining Yunhe Power Generation Co., Ltd. (“Yunhe Power”) (iv)	PRC	held indirectly	RMB 696,355,300	Electrical (thermal) production and on-grid sales, technology consulting and services	78.68%	98.35%

Huaneng Linyi Power Generation Limited Company (“Linyi Power”) (iv)	PRC	held indirectly	RMB 1,093,313,400	Power generation	60%	75%

Liaocheng Changrun National Electric Heating Limited Company (“Liaocheng Changrun”) (iv)	PRC	held indirectly	RMB 130,000,000	Heat operation, installation and repair of water, electricity, heating	60%	75%

Linyi Lantian Thermal Power Limited Company (“Lantian Thermal Power”) (iv)	PRC	held indirectly	RMB 36,000,000	Heat supply, maintenance of thermal power network, power sales, installation and maintenance of distribution facilities	54.40%	68%

Yantai 500 Heating Limited Company (“Yantai 500”) (iv)	PRC	held indirectly	RMB 20,500,000	Central heat services, plumbing and pipe installation services	64%	80%

Huaneng Liaocheng Co-generation Limited Company (“Liaocheng Co-generation) (iv)	PRC	held indirectly	RMB 610,670,000	Power, heat production and sales	60%	100%

Huaneng Henan Zhongyuan Gas Power Generation Co., Ltd. (“Zhongyuan Gas”)	PRC	held directly	RMB 400,000,000	Investment, construction, operation and management of power projects, thermal supply, development and utilization of clean energy resources	90%	90%

Shandong Huaneng Liaocheng Thermal Power Co., Ltd. (“Shandong Liaocheng Thermal Power”) (iv)	PRC	held indirectly	RMB 427,740,000	Electric power, thermal production and sales	60%	75%

Shandong Huaneng Laiwu Thermal Power Co., Ltd. (“Shandong Laiwu Thermal Power”) (iv)	PRC	held indirectly	RMB 540,000,000	Electric power, thermal production and sales	64%	80%

Shandong Huaneng Laizhou Wind Power Generation Co., Ltd. (“Laizhou Wind Power”) (iv)	PRC	held indirectly	RMB 90,000,000	Wind power generation	64%	80%

Subsidiaries acquired from business combinations not under common control
						Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital		Business nature and scope of operations	Interest	Voting

Huaneng Weihai Power Generation Limited Liability Company (“Weihai Power”)	PRC	held directly	RMB 1,822,176,621		Power generation	60%	60%

Huaneng Huaiyin Power Generation Limited Company	PRC	held directly	RMB 265,000,000		Power generation	100%	100%

Huade County Daditaihong Wind Power Utilization Limited Liability Company	PRC	held directly	RMB 196,400,000		Wind power development and utilization	100%	100%

Huaneng Zhanhua Co-generation Limited Company	PRC	held directly	RMB 190,000,000		Production and sales of electricity and thermal energy	100%	100%

Shandong Hualu Sea Transportation Limited Company	PRC	held directly	RMB 100,000,000		Cargo transportation along domestic coastal areas, goods storage	53%	53%

Huaneng Qingdao Port Limited Company	PRC	held directly	RMB 219,845,000		Loading and conveying warehousing, conveying, water carriage materials supply	51%	51%

Huaneng Yunnan Diandong Energy Limited Liability Company (“Diandong Energy”)	PRC	held directly	RMB 3,769,140,000		Electricity projects investment, power generation and sales, coal exploitation and investment	100%	100%

Yunnan Diandong Yuwang Energy Limited Company (“Diandong Yuwang”)	PRC	held directly	RMB 1,700,740,000		Electricity projects investment, power generation and sales, coal exploitation and investment	100%	100%

Huaneng Luoyang Co-generation Limited Liability Company	PRC	held directly	RMB 600,000,000		Production and sales of electricity and heating	80%	80%

Huaneng Zhumadian Wind Power Generation Co., Ltd.	PRC	held directly	RMB 30,000,000		Wind power generation, new energy development and utilization	90%	90%

SinoSing Power	Singapore	held directly	US$1,476,420,585		Investment holding	100%	100%

Tuas Power	Singapore	held indirectly	S$	1,433,550,000	Investment holding	100%	100%

Tuas Power Supply Pte. Ltd.	Singapore	held indirectly	S$	500,000	Power sales	100%	100%

TP Asset Management Pte. Ltd.	Singapore	held indirectly	S$	2	Render of environment engineering services	100%	100%

TPGS Green Energy Pte. Ltd.	Singapore	held indirectly	S$	1,000,000	Provision of utility services	75%	75%

Luoyang Yangguang Co-generation Limited Liability Company (“Yangguang Co-generation”)	PRC	held indirectly	RMB 250,000,000		Production and supply of electricity and heat power	100%	100%

Shanxi Xiaoyi Economic Development Zone Huaneng Energy Service Co., Ltd. (“Shanxi Xiaoyi Energy”) (x)	PRC	held indirectly	RMB 100,000,000		Electricity sales, sales of raw coal and processed coal	51%	100%

					Percentage of equity interest held
Name of subsidiary	Country of incorporation	Type of interest held	Registered capital	Business nature and scope of operations	Interest	Voting

Ruzhou Xuji Wind Power Generation Co., Ltd.	PRC	held indirectly	RMB 4,000,000	Wind power and photovoltaic power generation	95%	100%

Hong Kong Energy (iv) (Note 41)	Hong Kong	held indirectly	US$360,000,000	Investment	40%	100%

Ruyi Pakistan Energy (iv) (Note 41)	Pakistan	held indirectly	US$360,000,000	Electric power production and sales	40%	100%

Shandong Huatai Electric Power Operation & Maintenance (Private) Co., Ltd. (“Huatai Power”) (iv) (Note 41)	Pakistan	held indirectly	100,000 shares	Power generation operation and maintenance	40%	100%